Other investments (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Investment in debt securities - unquoted
Investments in subsidiaries, joint ventures and associates	₨ 1,203,862	$ 14,439	₨ 1,044,020
Vashi Railway Station Commercial Complex Limited [Member]
Investment in equity instruments - unquoted
Investment in equity shares	150		150
Sarayu Clean Gen Private Limited [Member]
Investment in equity instruments - unquoted
Investment in equity shares	1,560		1,560
The Gizmo App Company [Member]
Investment in debt securities - unquoted
Investment	20,843		20,554
Tasoula Energy Private Limited [Member]
Investment in debt securities - unquoted
Investment	225,000		225,000
Padvest Corporation [Member]
Investment in debt securities - unquoted
Investment	4,168		4,111
Digifresh Corporation [Member]
Investment in debt securities - unquoted
Investment	16,640		16,443
VEH Srishti Energy Private Limited [Member]
Investment in debt securities - unquoted
Investment	375,300		375,300
Chatter Inc [Member]
Investment in debt securities - unquoted
Investment	12,506		12,333
Passerine Technologies Inc [Member]
Investment in debt securities - unquoted
Investment	16,675		16,443
Cloudfabrix Software Inc [Member]
Investment in debt securities - unquoted
Investment	125,061		0
Sylvie Unlimited Inc [Member]
Investment in debt securities - unquoted
Investment	12,506		0
Elevo Corporation [Member]
Investment in debt securities - unquoted
Investment	₨ 393,453		₨ 372,126